PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property Plant and Equipment
Less: accumulated depreciation	$ (507)	$ (341)
Total	344	444
Depreciation expenses	172	164	$ 139
Laboratory equipment
Property Plant and Equipment
Property and equipment	536	474
Transportation equipment
Property Plant and Equipment
Property and equipment	53	49
Office equipment
Property Plant and Equipment
Property and equipment	75	75
Leasehold improvements
Property Plant and Equipment
Property and equipment	$ 187	$ 187